LOANS PAYABLE RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Advances from related party				$ 6,670
Interest accrued		$ 21,671		4,446	$ 2,201
Accrued interest		$ 17,225	$ 9,280	4,855	2,201
EMA Financial Note [Member]
Total outstanding						$ 93,732
Principal outstanding						61,119
Interest accrued						3,499
Prepayment premium						$ 29,078
Advances from related party	$ 93,697
EF2T, Inc. [Member]
Related party debt, principal amount				4,470
Astonia LLC [Member]
Advances from related party				$ 5,242	4,470
Advances from related party					$ 6,670
Interest rate				5.00%	5.00%
Related party Owned			4,470
Accrued and unpaid interest				$ 268	$ 391
Related party debt, principal amount			$ 773
Related party debt, principal amount				5,242	$ 4,470
Mr. Newlan [Member]
Advances from related party				93,732
Advances from related party	93,732
Repayment of principal amount	58,600			61,119
Accrued interest	3,499			3,499
Prepayment of premium amount	31,598			29,078
Related party debt, principal amount	$ 93,697			$ 93,697
Debt Forgiveness Agreements [Member] | EFT Holdings, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued				18,221,906	18,221,906
Debt Conversion, Converted Instrument, Amount				$ 886,108	$ 886,108
Debt Forgiveness Agreements [Member] | EF2T, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued				2,240,768	2,240,768
Debt Conversion, Converted Instrument, Amount				$ 109,992	$ 109,992
Debt Forgiveness Agreements [Member] | Astonia LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued				2,831,661	2,831,661
Debt Conversion, Converted Instrument, Amount				$ 136,997	$ 136,997